Supplement to the
Fidelity's Michigan
Municipal Funds
February 28, 2006
Prospectus

The following replaces the "Annual operating expenses (paid from fund assets)" for Michigan Municipal Income found under the heading "Fee Table" section on page 7.

Annual operating expenses (paid from fund assets)

MI Municipal Money Market	Management fee	0.37%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.19%
	Total annual fund operating expensesA	0.56%
MI Municipal Income	Management fee	0.37%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual fund operating expensesB	0.49%

A Effective February 1, 2005, FMR has voluntarily agreed to reimburse Michigan Municipal Money Market to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.55%. This arrangement may be discontinued by FMR at any time.

B Effective April 1, 1997, FMR has voluntarily agreed to reimburse Michigan Municipal Income to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.55%. This arrangement may be discontinued by FMR at any time.

The following information replaces the similar information found in the "Valuing Shares" section on page 13.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Michigan Municipal Money Market is open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 25.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

MIS/MIF-06-02 October 13, 2006
1.475738.122

The following information replaces the biographical information found in the "Fund Management" for Michigan Municipal Income Fund section on page 27.

Jamie Pagliocco is manager of Michigan Municipal Income Fund, which he has managed since July 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income bond trader and manager.

Supplement to the
Fidelity's Ohio Municipal Funds
February 28, 2006
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Ohio Municipal Money Market is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 24.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

The following information replaces the biographical information found under the heading "Fund Management" in the "Fund Services" section on page 26.

Jamie Pagliocco is manager of Ohio Municipal Income Fund, which he has managed since July 2006. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader and manager.

OFS/OFR-06-02 October 13, 2006
1.475823.121

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 28, 2006
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Pennsylvania Municipal Money Market is also open for business on Good Friday, and may be open in the event of an unexpected close of the NYSE if the Federal Reserve Bank of New York (New York Fed) and/or the principal bond markets (as recommended by the Bond Market Association) are open.

The following information replaces the similar information found under "Earning Dividends" in the "Dividends and Capital Gains Distributions" section on page 24.

Neither Good Friday nor any day a fund is open despite an unexpected close of the NYSE will be considered a business day for purposes of exchanges into or out of any fund that is not open for business that day.

PFR-06-01 October 13, 2006
1.479534.123